FILED VIA EDGAR

October 8, 2015

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Williamsburg Investment Trust
File Nos. 811-5685; 33-25301
Post-Effective Amendment No. 63

Ladies and Gentlemen:

On behalf of Williamsburg Investment Trust (the “Registrant”), attached for filing is Post-Effective Amendment No. 63 (the “Amendment”) to Registrant’s registration statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, to be effective 75 days after filing pursuant to Rule 485(a) under the Securities Act of 1933.

The Amendment is for the purpose of establishing a new series of shares of Registrant: the Davenport Balanced Income Fund.

Please contact the undersigned at 513/587-3418 with your questions and comments concerning this filing.

Very truly yours,

/s/ Tina H. Bloom

Tina H. Bloom
Secretary

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